Gains or losses on non-current assets held for sale not classified as discontinued operations (Tables)	12 Months Ended
Dec. 31, 2020
Non-current assets held for sale
Schedule of gains or losses on non-current assets held for sale that were not classified as discontinued operations
The detail of Gains/(losses) on non-current assets held for sale not classified as discontinued operations is as follows:

EUR million
Net balance	2020	2019	2018
Tangible assets	(171)	(232)	(123)
Impairment	(215)	(146)	(259)
Gain (loss) on sale	44	(86)	136
Other gains and other losses	—	—	—
	(171)	(232)	(123)